PORTFOLIO OF INVESTMENTS – as of December 31, 2020 (Unaudited)

Loomis Sayles Global Bond Fund

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – 95.3% of Net Assets
Non-Convertible Bonds – 95.1%
		Australia – 1.6%
4,845,000		New South Wales Treasury Corp., Series 26, 4.000%, 5/20/2026, (AUD)(a)	$4,422,747
9,190,000		Queensland Treasury Corp., Series 27, 2.750%, 8/20/2027, 144A, (AUD)(a)	8,027,702

			12,450,449

		Belgium – 0.7%
1,190,000		Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.700%, 2/01/2036(a)	1,511,642
305,000		Anheuser-Busch InBev Finance, Inc., 4.700%, 2/01/2036	382,510
1,645,000		Anheuser-Busch InBev Worldwide, Inc., 4.500%, 6/01/2050(a)	2,076,417
1,150,000		Anheuser-Busch InBev Worldwide, Inc., 4.750%, 1/23/2029(a)	1,420,130

			5,390,699

		Bermuda – 0.3%
1,935,000		XLIT Ltd., (fixed rate to 6/29/2027, variable rate thereafter), 3.250%, 6/29/2047, (EUR)(a)	2,671,199

		Brazil – 3.9%
3,245,000		Banco Bradesco S.A., 2.850%, 1/27/2023, 144A	3,323,691
34,907	(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2027, (BRL)	7,606,988
16,075	(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2029, (BRL)	3,575,307
3,525,000		Brazilian Government International Bond, 4.625%, 1/13/2028	3,948,035
3,045,000		Embraer Netherlands Finance BV, 5.050%, 6/15/2025	3,227,730
530,000		Embraer Netherlands Finance BV, 5.400%, 2/01/2027	563,130
2,705,000		Itau Unibanco Holding S.A., 2.900%, 1/24/2023, 144A	2,768,595
1,780,000		Republic of Brazil, 2.875%, 4/01/2021, (EUR)	2,185,410
1,460,000		Suzano Austria GmbH, 3.750%, 1/15/2031	1,549,060
1,660,000		Ultrapar International S.A, 5.250%, 6/06/2029, 144A	1,848,825

			30,596,771

		Canada – 1.4%
2,150,000		Alimentation Couche-Tard, Inc., 1.875%, 5/06/2026, (EUR)(a)	2,824,815
4,285,000		Canadian Government Bond, 2.000%, 12/01/2051, (CAD)(a)	4,060,197

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Canada – continued
2,585,000	Fairstone Financial Issuance Trust I, Series 2019-1A, Class A, 3.948%, 3/21/2033, 144A, (CAD)(a)	$2,048,890
750,000	Ford Auto Securitization Trust, Series 2019-AA, Class A3, 2.552%, 9/15/2024, 144A, (CAD)(a)	608,054
693,537	Ford Auto Securitization Trust, Series 2019-BA, Class A2, 2.321%, 10/15/2023, 144A, (CAD)(a)	551,577
1,260,000	Province of Manitoba Canada, MTN, 4.400%, 9/05/2025, (CAD)(a)	1,155,708

		11,249,241

	Chile – 0.3%
2,235,000	Engie Energia Chile S.A., 3.400%, 1/28/2030(a)	2,422,181

	China – 6.6%
131,960,000	China Government Bond, 1.990%, 4/09/2025, (CNY)(a)	19,498,793
16,600,000	China Government Bond, 2.680%, 5/21/2030, (CNY)(a)	2,448,882
22,000,000	China Government Bond, 3.390%, 3/16/2050, (CNY)(a)	3,150,914
27,700,000	China Government Bond, Series 1906, 3.290%, 5/23/2029, (CNY)	4,277,324
31,000,000	China Government Bond, Series 1906, 3.290%, 5/23/2029, (CNY)(a)	4,786,897
33,630,000	China Government Bond, Series 1907, 3.250%, 6/06/2026, (CNY)(a)	5,228,003
17,000,000	China Government Bond, Series 1907, 3.250%, 6/06/2026, (CNY)	2,642,761
58,890,000	China Government Bond, Series 1916, 3.120%, 12/05/2026, (CNY)(a)	9,050,815

		51,084,389

	Colombia – 1.0%
730,000	Colombia Telecomunicaciones S.A. E.S.P., 4.950%, 7/17/2030, 144A	810,300
19,798,100,000	Titulos De Tesoreria, Series B, 7.500%, 8/26/2026, (COP)(a)	6,691,326

		7,501,626

	Czech – 0.5%
85,110,000	Czech Republic Government Bond, 2.400%, 9/17/2025, (CZK)(a)	4,254,014

	Denmark – 0.8%
33,175,000	Denmark Government Bond, 1.750%, 11/15/2025, (DKK)(a)	6,071,367

	Finland – 0.3%
2,015,000	Nokia OYJ, 4.375%, 6/12/2027(a)	2,197,615

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	France – 0.6%
$1,770,000	BNP Paribas S.A., (fixed rate to 3/25/2024, variable rate thereafter), 6.625%, 144A(b)	$1,931,512
250,000	Credit Agricole S.A., 3.250%, 1/14/2030, 144A(a)	273,850
2,000,000	Unibail-Rodamco-Westfield SE, EMTN, 1.750%, 2/27/2034, (EUR)(a)	2,533,722

		4,739,084

	Germany – 3.1%
300,000	Allianz SE, (fixed rate to 9/25/2029, variable rate thereafter), 1.301%, 9/25/2049, (EUR)(a)	378,073
3,475,000	Bundesrepublik Deutschland Bundesanleihe, Zero Coupon, 2/15/2030, (EUR)(a)	4,484,090
2,930,000	Bundesrepublik Deutschland Bundesanleihe, 1.250%, 8/15/2048, (EUR)(a)	5,041,641
4,795,000	Bundesrepublik Deutschland Bundesanleihe, Zero Coupon, 8/15/2026, (EUR)(a)	6,105,481
2,370,000	Bundesrepublik Deutschland Bundesanleihe, 0.250%, 8/15/2028, (EUR)(a)	3,105,290
555,000	Bundesrepublik Deutschland Bundesanleihe, 4.750%, 7/04/2040, (EUR)	1,380,786
2,630,000	Deutsche Bank AG, (fixed rate to 9/18/2030, variable rate thereafter), 3.547%, 9/18/2031	2,850,239
235,000	Deutsche Telekom AG, EMTN, 1.750%, 12/09/2049, (EUR)(a)	334,723
520,000	Volkswagen Financial Services AG, EMTN, 3.375%, 4/06/2028, (EUR)(a)	760,687

		24,441,010

	India – 0.5%
3,455,000	Bharti Airtel Ltd., 4.375%, 6/10/2025, 144A(a)	3,756,172

	Indonesia – 1.0%
93,413,000,000	Indonesia Treasury Bond, 8.250%, 5/15/2029, (IDR)(a)	7,649,854

	Israel – 0.8%
14,660,000	State of Israel, 1.000%, 3/31/2030, (ILS)	4,657,266
855,000	Teva Pharmaceutical Finance Netherlands II BV, 1.125%, 10/15/2024, (EUR)	968,032
300,000	Teva Pharmaceutical Finance Netherlands II BV, 1.250%, 3/31/2023, (EUR)	353,338

		5,978,636

	Italy – 5.5%
560,000	Assicurazioni Generali SpA, EMTN (fixed rate to 10/27/2027, variable rate thereafter), 5.500%, 10/27/2047, (EUR)	841,644
985,000	Atlantia SpA, EMTN, 1.625%, 2/03/2025, (EUR)	1,194,950

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
		Non-Convertible Bonds – continued
		Italy – continued
2,045,000		Atlantia SpA, EMTN, 1.875%, 7/13/2027, (EUR)	$2,457,503
1,600,000		Enel Finance International NV, 6.000%, 10/07/2039, 144A(a)	2,282,844
620,000		Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	678,328
3,670,000		Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A	4,200,653
1,250,000		Intesa Sanpaolo SpA, Series XR, 4.000%, 9/23/2029, 144A(a)	1,409,207
18,045,000		Italy Buoni Poliennali Del Tesoro, 1.350%, 4/01/2030, (EUR)(a)	23,854,918
850,000		Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	1,098,829
380,000		Telecom Italia SpA, 5.303%, 5/30/2024, 144A	413,250
605,000		UniCredit SpA, (fixed rate to 4/02/2029, variable rate thereafter), 7.296%, 4/02/2034, 144A	731,754
350,000		UniCredit SpA, 6.572%, 1/14/2022, 144A(a)	368,836
300,000		UniCredit SpA, (fixed rate to 1/15/2027, variable rate thereafter), 2.731%, 1/15/2032, (EUR)	370,167
340,000		UniCredit SpA, (fixed rate to 2/20/2024, variable rate thereafter), EMTN, 4.875%, 2/20/2029, (EUR)	452,364
2,115,000		UniCredit SpA, (fixed rate to 9/23/2024, variable rate thereafter), EMTN, 2.000%, 9/23/2029, (EUR)(a)	2,553,249

			42,908,496

		Japan – 6.1%
676,407,504	(†††)	Japan Government CPI Linked Bond, Series 23, 0.100%, 3/10/2028, (JPY)(a)	6,572,290
1,965,352,373	(†††)	Japan Government CPI Linked Bond, Series 24, 0.100%, 3/10/2029, (JPY)(a)	19,135,680
271,150,000		Japan Government Thirty Year Bond, Series 26, 2.400%, 3/20/2037, (JPY)(a)	3,503,640
572,450,000		Japan Government Thirty Year Bond, Series 41, 1.700%, 12/20/2043, (JPY)(a)	7,021,029
480,200,000		Japan Government Thirty Year Bond, Series 51, 0.300%, 6/20/2046, (JPY)(a)	4,390,885
724,400,000		Japan Government Thirty Year Bond, Series 62, 0.500%, 3/20/2049, (JPY)(a)	6,813,310

			47,436,834

		Korea – 1.1%
9,400,000,000		Korea Treasury Bond, 1.375%, 6/10/2030, (KRW)(a)	8,386,092

		Malaysia – 0.3%
7,770,000		Malaysia Government Bond, Series 0119, 3.906%, 7/15/2026, (MYR)(a)	2,091,774

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
		Non-Convertible Bonds – continued
		Mexico – 4.0%
$2,120,000		America Movil SAB de CV, 2.875%, 5/07/2030(a)	$2,298,568
3,255,000		America Movil SAB de CV, 3.625%, 4/22/2029(a)	3,678,378
405,000		Cemex SAB de CV, 5.200%, 9/17/2030, 144A	444,082
880,000		Cemex SAB de CV, 5.450%, 11/19/2029, 144A	968,009
200,000		Cemex SAB de CV, 5.450%, 11/19/2029	220,002
250,000		Cemex SAB de CV, 5.700%, 1/11/2025	255,500
2,584,000		Fomento Economico Mexicano SAB de CV, 3.500%, 1/16/2050(a)	2,875,461
1,015,000		Grupo Bimbo SAB de CV, 4.000%, 9/06/2049(a)	1,148,320
200,000		Grupo Bimbo SAB de CV, 4.700%, 11/10/2047(a)	248,376
234,271	(††††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(a)	1,187,160
1,368,435	(††††)	Mexican Fixed Rate Bonds, Series M 20, 8.500%, 5/31/2029, (MXN)(a)	8,382,047
1,025,000		Orbia Advance Corp. SAB de CV, 5.875%, 9/17/2044, 144A(a)	1,274,854
2,165,000		Sigma Alimentos S.A. de CV, 4.125%, 5/02/2026, 144A(a)	2,387,216
3,715,000		Sigma Alimentos S.A. de CV, 4.125%, 5/02/2026(a)	4,096,308
1,175,000		Sigma Finance Netherlands BV, 4.875%, 3/27/2028	1,371,824

			30,836,105

		Netherlands – 0.3%
440,000		NXP BV/NXP Funding LLC/NXP USA, Inc., 3.400%, 5/01/2030, 144A(a)	498,966
1,850,000		NXP BV/NXP Funding LLC/NXP USA, Inc., 4.300%, 6/18/2029, 144A(a)	2,204,870

			2,703,836

		New Zealand – 0.1%
1,045,000		New Zealand Government Bond, Series 0423, 5.500%, 4/15/2023, (NZD)(a)	841,058

		Norway – 1.2%
320,000		Aker BP ASA, 3.750%, 1/15/2030, 144A	336,099
2,755,000		Aker BP ASA, 4.000%, 1/15/2031, 144A	2,984,347
38,675,000		Norway Government Bond, Series 475, 2.000%, 5/24/2023, 144A, (NOK)(a)	4,685,655

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Norway – continued
9,420,000	Norway Government Bond, Series 477, 1.750%, 3/13/2025, 144A, (NOK)(a)	$1,151,373

		9,157,474

	Poland – 0.6%
16,435,000	Republic of Poland Government Bond, Series 0726, 2.500%, 7/25/2026, (PLN)(a)	4,861,909

	Portugal – 0.2%
420,000	EDP Finance BV, 1.710%, 1/24/2028, 144A	421,600
1,040,000	EDP Finance BV, 3.625%, 7/15/2024, 144A	1,135,026
230,000	EDP Finance BV, EMTN, 0.375%, 9/16/2026, (EUR)	285,203

		1,841,829

	Singapore – 0.3%
2,980,000	Singapore Government Bond, 0.500%, 11/01/2025, (SGD)(a)	2,258,067

	South Africa – 1.6%
1,035,000	Anglo American Capital PLC, 5.625%, 4/01/2030, 144A(a)	1,315,102
190,570,000	Republic of South Africa, Series R213, 7.000%, 2/28/2031, (ZAR)	11,111,288

		12,426,390

	Spain – 2.6%
3,400,000	Banco Bilbao Vizcaya Argentaria S.A., GMTN, (fixed rate to 1/16/2025, variable rate thereafter), 1.000%, 1/16/2030, (EUR)(a)	4,147,089
600,000	Banco Santander S.A., 4.250%, 4/11/2027(a)	694,055
2,600,000	Banco Santander S.A., 5.179%, 11/19/2025(a)	3,044,912
200,000	CaixaBank S.A., (fixed rate to 3/23/2026, variable rate thereafter), 5.250%, (EUR)(b)	250,194
1,100,000	CaixaBank S.A., (fixed rate to 4/17/2025, variable rate thereafter), EMTN, 2.250%, 4/17/2030, (EUR)	1,405,355
1,420,000	Grifols S.A., 1.625%, 2/15/2025, (EUR)	1,734,743
2,460,000	Spain Government Bond, 1.950%, 7/30/2030, 144A, (EUR)(a)	3,562,918
2,835,000	Spain Government Bond, 4.200%, 1/31/2037, 144A, (EUR)(a)	5,508,520

		20,347,786

	Supranationals – 1.6%
2,665,000	Inter-American Development Bank, 4.400%, 1/26/2026, (CAD)(a)	2,475,818

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Supranationals – continued
37,000,000,000	International Bank for Reconstruction & Development, EMTN, 8.400%, 10/12/2021, (IDR)(a)	$2,718,934
18,000,000	Nordic Investment Bank, EMTN, 0.200%, 1/16/2023, (SEK)(a)	2,193,458
44,510,000	Nordic Investment Bank, EMTN, 1.500%, 3/13/2025, (NOK)(a)	5,329,209

		12,717,419

	Sweden – 0.2%
9,900,000	Sweden Government Bond, Series 1057, 1.500%, 11/13/2023, 144A, (SEK)(a)	1,268,213

	Switzerland – 0.1%
105,000	Argentum Netherlands BV for Zurich Insurance Co. Ltd., EMTN, (fixed rate to 10/01/2026, variable rate thereafter), 3.500%, 10/01/2046, (EUR)(a)	147,930
285,000	Cloverie PLC for Zurich Insurance Co. Ltd., EMTN, (fixed rate to 6/24/2026, variable rate thereafter), 5.625%, 6/24/2046(a)	333,023
510,000	Willow No. 2 (Ireland) PLC for Zurich Insurance Co. Ltd., EMTN, (fixed rate to 10/01/2025, variable rate thereafter), 4.250%, 10/01/2045(a)	554,497

		1,035,450

	Thailand – 0.3%
74,870,000	Thailand Government Bond, 1.600%, 12/17/2029, (THB)(a)	2,592,927

	United Arab Emirates – 0.6%
735,000	DP World Crescent Ltd., MTN, 4.848%, 9/26/2028	853,519
1,180,000	DP World PLC, MTN, 4.700%, 9/30/2049	1,360,280
1,755,000	DP World PLC, MTN, 5.625%, 9/25/2048(a)	2,234,466

		4,448,265

	United Kingdom – 7.1%
1,120,000	Aviva PLC, (fixed rate to 3/03/2035, variable rate thereafter), 4.000%, 6/03/2055, (GBP)(a)	1,768,494
1,300,000	Aviva PLC, EMTN, (fixed rate to 12/04/2025, variable rate thereafter), 3.375%, 12/04/2045, (EUR)(a)	1,764,636
360,000	Aviva PLC, EMTN, (fixed rate to 9/12/2029, variable rate thereafter), 4.375%, 9/12/2049, (GBP)	570,958
1,425,000	Barclays PLC, 4.337%, 1/10/2028(a)	1,637,023
1,050,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	1,137,717
1,680,000	Barclays PLC, EMTN, (fixed rate to 1/24/2025, variable rate thereafter), 1.375%, 1/24/2026, (EUR)(a)	2,147,951
1,321,646	Brass PLC, Series 8A, Class A1, 3-month LIBOR + 0.700%, 0.921%, 11/16/2066, 144A(a)(c)	1,326,261

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	United Kingdom – continued
$3,490,000	British Telecommunications PLC, 3.250%, 11/08/2029, 144A(a)	$3,849,696
1,535,000	British Telecommunications PLC, 5.125%, 12/04/2028(a)	1,888,391
100,000	British Telecommunications PLC, EMTN, 1.125%, 9/12/2029, (EUR)	128,142
1,370,000	Channel Link Enterprises Finance PLC, Series A7, (fixed rate to 6/20/2022, variable rate thereafter), 1.761%, 6/30/2050, (EUR)(a)	1,665,443
1,055,000	Channel Link Enterprises Finance PLC, Series A8, (fixed rate to 6/20/2027, variable rate thereafter), 2.706%, 6/30/2050, (EUR)(a)	1,315,275
3,350,000	CK Hutchison International 19 Ltd., 3.625%, 4/11/2029, 144A(a)	3,788,891
2,268,000	Co-Operative Bank PLC (The), 4.750%, 11/11/2021, (GBP)(a)	3,203,810
722,565	Gosforth Funding PLC, Series 2018-1A, Class A1, 3-month LIBOR + 0.450%, 0.657%, 8/25/2060, 144A(a)(c)	722,607
2,360,000	Heathrow Funding Ltd., EMTN, 1.875%, 3/14/2036, (EUR)(a)	3,133,837
2,030,000	Lanark Master Issuer PLC, Series 2019-2A, Class 1A, 2.710%, 12/22/2069, 144A(a)(d)	2,064,567
1,070,000	Lanark Master Issuer PLC, Series 2020-1A, Class 1A, 2.277%, 12/22/2069, 144A(a)(d)	1,087,955
180,500	Lanark Master Issuer PLC, Series 2020-1A, Class 2A, 3-month SONIA + 0.570%, 0.624%, 12/22/2069, 144A, (GBP)(a)(c)	247,574
2,250,000	Lloyds Banking Group PLC, (fixed rate to 7/09/2024, variable rate thereafter), 3.870%, 7/09/2025(a)	2,480,593
460,000	Lloyds Banking Group PLC, (fixed rate to 3/18/2025, variable rate thereafter), EMTN, 4.500%, 3/18/2030, (EUR)(a)	642,713
130,000	Lloyds Banking Group PLC, (fixed rate to 9/07/2023, variable rate thereafter), EMTN, 1.750%, 9/07/2028, (EUR)	163,433
1,065,000	Nationwide Building Society, (fixed rate to 7/25/2024, variable rate thereafter), EMTN, 2.000%, 7/25/2029, (EUR)(a)	1,359,006
305,000	Network Rail Infrastructure Finance PLC, EMTN, 4.750%, 1/22/2024, (GBP)(a)	476,193
1,225,000	Penarth Master Issuer PLC, Series 2019-1A, Class A1, 1-month LIBOR + 0.540%, 0.684%, 7/18/2023, 144A(a)(c)	1,225,153
225,000	Standard Chartered PLC, (fixed rate to 4/01/2030, variable rate thereafter), 4.644%, 4/01/2031, 144A(a)	272,182
435,000	United Kingdom Gilt, 1.500%, 7/22/2047, (GBP)(a)	703,806
4,995,000	United Kingdom Gilt, 3.500%, 1/22/2045, (GBP)(a)	11,015,103
350,000	United Kingdom Gilt, 4.500%, 9/07/2034, (GBP)(a)	739,679
35,000	Vodafone Group PLC, 4.250%, 9/17/2050	43,350

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	United Kingdom – continued
$2,035,000	Vodafone Group PLC, 5.250%, 5/30/2048(a)	$2,834,651

		55,405,090

	United States – 37.9%
565,000	AEP Transmission Co. LLC, Series M, 3.650%, 4/01/2050(a)	685,003
560,000	AES Corp. (The), 3.950%, 7/15/2030, 144A(a)	633,030
290,000,000	Aflac, Inc., 0.932%, 1/25/2027, (JPY)(a)	2,837,004
390,000,000	Aflac, Inc., (fixed rate to 10/23/2027, variable rate thereafter), 2.108%, 10/23/2047, (JPY)(a)	3,983,888
585,000	Air Lease Corp., MTN, 3.000%, 2/01/2030(a)	600,561
275,000	Ally Financial, Inc., 3.875%, 5/21/2024	301,330
590,000	Ally Financial, Inc., 4.625%, 3/30/2025	672,492
360,000	Ally Financial, Inc., 5.800%, 5/01/2025	427,482
2,980,000	American Tower Corp., 2.400%, 3/15/2025(a)	3,167,626
717,000	AT&T, Inc., 3.550%, 9/15/2055, 144A	714,566
3,390,000	AT&T, Inc., 3.650%, 6/01/2051(a)	3,549,645
269,000	AT&T, Inc., 3.650%, 9/15/2059, 144A	271,620
496,000	AT&T, Inc., 3.800%, 12/01/2057, 144A	518,289
2,050,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/2022, 144A(a)	2,061,446
1,290,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 3.450%, 3/20/2023, 144A(a)	1,324,061
1,805,000	Bank of America Corp., (fixed rate to 2/13/2030, variable rate thereafter), MTN, 2.496%, 2/13/2031(a)	1,917,030
2,825,000	Bank of America Corp., (fixed rate to 4/29/2030, variable rate thereafter), 2.592%, 4/29/2031(a)	3,027,717
370,998	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A(a)	380,844
749,615	Bayview Opportunity Master Fund IVb Trust, Series 2019-RN4, Class A1, 3.278%, 10/28/2034, 144A(a)(d)	750,694
85,000	Boeing Co. (The), 2.250%, 6/15/2026	86,998
160,000	Boeing Co. (The), 3.100%, 5/01/2026(a)	171,327
2,885,000	Boeing Co. (The), 3.250%, 2/01/2028	3,095,172
10,000	Boeing Co. (The), 3.250%, 2/01/2035	10,255

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	United States – continued
$120,000	Boeing Co. (The), 3.550%, 3/01/2038(a)	$122,423
40,000	Boeing Co. (The), 3.625%, 3/01/2048	40,330
485,000	Boeing Co. (The), 3.750%, 2/01/2050(a)	507,213
195,000	Boeing Co. (The), 3.825%, 3/01/2059(a)	198,083
235,000	Boeing Co. (The), 3.850%, 11/01/2048(a)	242,393
560,000	Boeing Co. (The), 3.950%, 8/01/2059(a)	599,344
210,000	Boeing Co. (The), 5.805%, 5/01/2050(a)	289,410
94,000	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.500%, 1/15/2028	103,608
300,000	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	336,692
1,635,000	Broadcom, Inc., 4.300%, 11/15/2032	1,938,275
265,000	Broadcom, Inc., 4.750%, 4/15/2029	316,071
3,735,000	Broadcom, Inc., 5.000%, 4/15/2030(a)	4,540,310
2,290,000	Centene Corp., 3.375%, 2/15/2030	2,409,286
4,051,000	Centene Corp., 4.625%, 12/15/2029(a)	4,497,461
2,910,000	Centene Corp., 3.000%, 10/15/2030	3,084,309
400,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 2.800%, 4/01/2031	423,072
805,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.700%, 4/01/2051	835,956
600,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.800%, 3/01/2050	716,640
3,525,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.050%, 3/30/2029(a)	4,285,919
905,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.125%, 7/01/2049	1,104,565
1,136,754	Citigroup Mortgage Loan Trust, Series 2018-A, Class A1, 4.000%, 1/25/2068, 144A(a)(d)	1,141,624
3,925,738	Citigroup Mortgage Loan Trust, Series 2018-C, Class A1, 4.125%, 3/25/2059, 144A(a)(d)	3,926,057
1,637,002	Citigroup Mortgage Loan Trust, Series 2019-B, Class A1, 3.258%, 4/25/2066, 144A(a)(d)	1,670,868
1,645,098	Citigroup Mortgage Loan Trust, Series 2019-E, Class A1, 3.228%, 11/25/2070, 144A(a)(d)	1,653,067

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	United States – continued
$3,177,000	Citigroup, Inc., (fixed rate to 3/31/2030, variable rate thereafter), 4.412%, 3/31/2031(a)	$3,852,612
760,000	Citigroup, Inc., (fixed rate to 6/03/2030, variable rate thereafter), 2.572%, 6/03/2031	810,054
2,930,000	Citigroup, Inc., Series MPLE, 4.090%, 6/09/2025, (CAD)(a)	2,552,224
3,475,000	Constellation Brands, Inc., 3.150%, 8/01/2029(a)	3,869,935
405,000	Constellation Brands, Inc., 3.750%, 5/01/2050(a)	476,866
600,000,000	Corning, Inc., 0.698%, 8/09/2024, (JPY)(a)	5,707,888
1,349,655	Credit Suisse Mortgage Trust, Series 2019-RP10, Class A1, 3.089%, 12/26/2059, 144A(a)(d)	1,353,382
660,000	CVS Health Corp., 3.250%, 8/15/2029(a)	743,315
475,000	Dell International LLC/EMC Corp., 5.300%, 10/01/2029, 144A	582,326
1,985,000	Dell International LLC/EMC Corp., 6.200%, 7/15/2030, 144A(a)	2,580,362
3,485,000	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.500%, 10/20/2025, 144A	3,724,974
340,000	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.750%, 10/20/2028, 144A	371,114
330,652	Diamond Resorts Owner Trust, Series 2018-1, Class A, 3.700%, 1/21/2031, 144A(a)	345,318
2,440,000	Diamondback Energy, Inc., 3.500%, 12/01/2029(a)	2,606,690
1,180,000	Dominion Energy, Inc., Class C, 3.375%, 4/01/2030(a)	1,344,132
745,000	Duke Realty LP, 2.875%, 11/15/2029(a)	823,665
1,300,000	Energy Transfer Operating LP, 5.150%, 3/15/2045	1,408,801
160,000	Enterprise Products Operating LLC, 3.700%, 1/31/2051(a)	176,125
585,000	Ferguson Finance PLC, 3.250%, 6/02/2030, 144A(a)	652,339
2,130,231	FHLMC, 4.000%, with various maturities from 2046 to 2048(a)(e)	2,319,039
702,357	FHLMC, 4.500%, with various maturities from 2044 to 2048(a)(e)	773,329
482,887	FNMA, 3.000%, 11/01/2046(a)	507,607
1,634,705	FNMA, 3.500%, with various maturities from 2045 to 2047(a)(e)	1,749,190
1,050,251	FNMA, 4.000%, with various maturities from 2047 to 2048(a)(e)	1,126,832
1,732,504	FNMA, 4.500%, with various maturities from 2043 to 2047(a)(e)	1,914,764
2,035,000	Ford Motor Credit Co. LLC, 4.000%, 11/13/2030	2,136,750

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	United States – continued
$955,000	Freeport-McMoRan, Inc., 4.125%, 3/01/2028	$1,001,556
990,000	Freeport-McMoRan, Inc., 4.250%, 3/01/2030	1,066,725
125,000	Freeport-McMoRan, Inc., 5.000%, 9/01/2027	132,500
615,000	GATX Corp., 4.000%, 6/30/2030(a)	726,807
1,415,000	GE Capital Funding LLC, 4.550%, 5/15/2032, 144A(a)	1,698,167
1,790,000	General Electric Co., 4.350%, 5/01/2050(a)	2,176,905
2,995,000	General Motors Co. , 6.125%, 10/01/2025(a)	3,632,841
315,000	General Motors Financial Co., Inc., EMTN, 0.955%, 9/07/2023, (EUR)(a)	391,910
1,015,680	GNMA, 1-month LIBOR + 1.770%, 1.916%, 5/20/2064(a)(c)	1,060,791
869,219	GNMA, 1-month LIBOR + 2.002%, 2.148%, 11/20/2064(a)(c)	928,831
1,061,647	GNMA, 1-month LIBOR + 2.058%, 2.204%, 11/20/2064(a)(c)	1,128,800
1,914,832	GNMA, 1-month LIBOR + 2.306%, 2.455%, 10/20/2063(a)(c)	2,011,144
74,001	GNMA, 3.762%, 1/20/2063(a)(d)	76,574
228,340	GNMA, 4.481%, 4/20/2065(a)(d)	254,499
1,497,229	GNMA, 4.567%, 2/20/2065(a)(d)	1,650,733
5,121	GNMA, 4.630%, 12/20/2061(a)(d)	5,232
1,306,461	GNMA, 4.644%, 7/20/2064(a)(d)	1,427,884
1,396,578	GNMA, 4.655%, 7/20/2064(a)(d)	1,531,829
2,496,901	GNMA, 4.663%, 5/20/2064(a)(d)	2,724,530
800,000	IQVIA, Inc., 2.250%, 1/15/2028, (EUR)	985,139
715,000	Keurig Dr Pepper, Inc., 3.430%, 6/15/2027(a)	816,542
1,960,000	Keurig Dr Pepper, Inc., 3.800%, 5/01/2050(a)	2,347,511
90,000	Kinder Morgan, Inc., 5.050%, 2/15/2046(a)	109,616
3,660,000	Kraft Heinz Foods Co., 3.750%, 4/01/2030, 144A(a)	3,911,703
845,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	910,631
2,406,881	Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.250%, 11/25/2059, 144A(a)(d)	2,410,853

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	United States – continued
$2,158,782	Legacy Mortgage Asset Trust, Series 2020-GS1, Class A1, 2.882%, 10/25/2059, 144A(a)(d)	$2,165,384
55,000	Lennar Corp., 4.750%, 5/30/2025	62,838
420,000	Lennar Corp., 5.000%, 6/15/2027	494,550
1,040,000	Nutrition & Biosciences, Inc., 3.468%, 12/01/2050, 144A	1,129,726
1,322,241	OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072%, 12/26/2059, 144A(a)(d)	1,339,773
895,000	Owens Corning, 3.875%, 6/01/2030(a)	1,032,350
855,734	Preston Ridge Partners Mortgage LLC, Series 2019-3A, Class A1, 3.351%, 7/25/2024, 144A(a)(d)	857,526
1,247,515	Preston Ridge Partners Mortgage LLC, Series 2019-4A, Class A1, 3.351%, 11/25/2024, 144A(a)(d)	1,249,574
726,038	Preston Ridge Partners Mortgage LLC, Series 2020-1A, Class A1, 2.981%, 2/25/2025, 144A(a)(d)	727,658
1,595,000	Prologis Euro Finance LLC, 0.250%, 9/10/2027, (EUR)(a)	1,975,254
530,000	Prologis Euro Finance LLC, 0.375%, 2/06/2028, (EUR)(a)	661,350
530,000,000	Prologis Yen Finance LLC, 0.972%, 9/25/2028, (JPY)(a)	5,178,606
1,715,000	PulteGroup, Inc., 5.000%, 1/15/2027	2,023,700
670,000	Quicken Loans LLC, 5.250%, 1/15/2028, 144A	715,225
590,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	601,800
2,280,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	2,365,500
1,885,000	Regency Centers LP, 3.700%, 6/15/2030(a)	2,135,239
1,585,000	Santander Drive Auto Receivables Trust, Series 2019-2, Class C, 2.900%, 10/15/2024(a)	1,622,481
875,000	Santander Holdings USA, Inc., 3.244%, 10/05/2026(a)	950,267
2,210,000	Seagate HDD Cayman, 3.125%, 7/15/2029, 144A	2,210,243
2,825	SoFi Professional Loan Program LLC, Series 2018-C, Class A1FX, 3.080%, 1/25/2048, 144A(a)	2,830
4,110,000	T-Mobile USA, Inc., 3.875%, 4/15/2030, 144A(a)	4,760,202
1,645,000	T-Mobile USA, Inc., 4.375%, 4/15/2040, 144A(a)	2,007,509
865,000	Thermo Fisher Scientific, Inc., EMTN, 1.875%, 10/01/2049, (EUR)(a)	1,220,203
565,467	Towd Point HE Trust, Series 2019-HE1, Class A1, 1-month LIBOR + 0.900%, 1.048%, 4/25/2048, 144A(a)(c)	565,147
2,220,000	U.S. Treasury Bond, 1.250%, 5/15/2050	2,013,956

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	United States – continued
$1,390,000	U.S. Treasury Bond, 1.625%, 11/15/2050	$1,384,787
5,040,000	U.S. Treasury Bond, 2.875%, 5/15/2043(a)(f)	6,371,662
22,345,000	U.S. Treasury Note, 0.125%, 5/31/2022(a)	22,349,364
16,745,000	U.S. Treasury Note, 0.625%, 5/15/2030(a)	16,370,854
6,995,000	U.S. Treasury Note, 0.875%, 11/15/2030	6,972,048
11,395,000	U.S. Treasury Note, 1.500%, 8/31/2021(a)	11,500,048
420,000	U.S. Treasury Note, 1.500%, 2/15/2030	444,330
23,236,000	UMBS® (TBA), 2.500%, 2/01/2051(g)	24,453,268
1,005,926	United Airlines Pass Through Trust, Series 2016-1, Class B, 3.650%, 7/07/2027(a)	986,486
1,214,896	United Airlines Pass Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027(a)	1,175,387
565,000	Upjohn Finance BV, 1.362%, 6/23/2027, (EUR)	731,372
3,270,000	Upjohn Finance BV, 1.908%, 6/23/2032, (EUR)(a)	4,418,084
420,000	Valvoline, Inc., 3.625%, 6/15/2031, 144A	431,025
991,000	Valvoline, Inc., 4.250%, 2/15/2030, 144A	1,050,460
1,694,708	Vericrest Opportunity Loan Trust, Series 2019-NPL5, Class A1A, 3.352%, 9/25/2049, 144A(a)(d)	1,696,878
803,014	Vericrest Opportunity Loan Trust, Series 2019-NPL9, Class A1A, 3.327%, 11/26/2049, 144A(a)(d)	805,313
329,688	Vericrest Opportunity Loan Trust, Series 2020-NPL1, Class A1A, 3.228%, 1/25/2050, 144A(a)(d)	330,613
732,589	Vericrest Opportunity Loan Trust, Series 2020-NPL2, Class A1A, 2.981%, 2/25/2050, 144A(a)(d)	733,162
1,976,593	Vericrest Opportunity Loan Trust, Series 2020-NPL3, Class A1A, 2.981%, 2/25/2050, 144A(a)(d)	1,977,299
570,000,000	Walmart, Inc., 0.183%, 7/15/2022, (JPY)(a)	5,504,509

		295,556,782

	Total Non-Convertible Bonds (Identified Cost $684,369,387)	741,576,103

Municipals – 0.2%
	United States – 0.2%
980,000	State of Illinois, 5.100%, 6/01/2033 (Identified Cost $973,918)	1,054,686

	Total Bonds and Notes (Identified Cost $685,343,305)	742,630,789

Principal Amount (‡)	Description	Value (†)
Total Purchased Options – 0.0%
(Identified Cost $114,912) (see detail below)		$49,386

Short-Term Investments – 5.1%
$15,124,363	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2020 at 0.000% to be repurchased at $15,124,363 on 1/04/2021 collateralized by $15,426,900 U.S. Treasury Note, 0.125% due 12/31/2022 valued at $15,426,900 including accrued interest(h)	15,124,363
24,305,000	U.S. Treasury Bills, 0.076%, 3/25/2021(i)	24,300,949
710,000	U.S. Treasury Bills, 0.114%, 1/07/2021(i)	709,999

	Total Short-Term Investments (Identified Cost $40,135,091)	40,135,311

	Total Investments – 100.4% (Identified Cost $725,593,308)	782,815,486
	Other assets less liabilities – (0.4)%	(3,189,161)

	Net Assets – 100.0%	$779,626,325

Purchased Options – 0.0%

Description	Expiration Date	Exercise Price	Units of Currency	Notional Amount	Cost	Value (†)
Over-the-Counter Options on Currency – 0.0%
AUD Put(j)(k)	2/18/2021	0.75	10,324,000	$5,969,466	$78,782	$45,368
JPY Call(j)(l)	2/16/2021	97.00	9,010,000	8,464,191	36,130	4,018

Total					$114,912	$49,386

Written Options – (0.0%)

Description	Expiration Date	Exercise Price	Units of Currency	Notional Amount	Premiums (Received)	Value (†)
Over-the-Counter Options on Currency – (0.0%)
AUD Call(k)	02/18/2021	0.785	(10,324,000)	$(6,248,041)	$(38,545)	$(60,451)
AUD Put(k)	02/18/2021	0.73	(10,324,000)	(5,810,280)	(31,387)	(17,168)

Total					$(69,932)	$(77,619)

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Over-the-counter (“OTC”) currency options and swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available. Other OTC option contracts (including currency options and swaptions not priced through an independent pricing service) are valued based on quotations obtained from broker-dealers.

Centrally cleared swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers.

Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 1,000.
(†††)	Amount shown represents principal amount including inflation adjustments.
(††††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts or TBA transactions.
(b)	Perpetual bond with no specified maturity date.
(c)	Variable rate security. Rate as of December 31, 2020 is disclosed.
(d)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of December 31, 2020 is disclosed.
(e)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(f)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

(g)

When-issued/delayed delivery. The Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Fund take delivery of the security. No interest accrues to the Fund until the transaction settles. Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund covers its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s NAV as if the Fund’s had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(h)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(i)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(j)	Non-income producing security.
(k)	Counterparty is HSBC Bank USA
(l)	Counterparty is Credit Suisse International.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the value of Rule 144A holdings amounted to $142,264,156 or 18.2% of net assets.
ABS	Asset-Backed Securities
CPI	Consumer Price Index
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SONIA	Sterling Overnight Index
TBA	To Be Announced
UMBS®	Uniform Mortgage-Backed Securities

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
ZAR	South African Rand

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At December 31, 2020, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	3/02/2021	BRL	S	40,910,000	$7,575,715	$7,867,645	$(291,930)
Citibank N.A.	3/17/2021	ZAR	S	72,730,000	4,807,960	4,904,366	(96,406)
Credit Suisse International	3/17/2021	CHF	B	3,258,000	3,676,554	3,687,888	11,334
Credit Suisse International	3/17/2021	JPY	B	3,465,416,000	33,291,857	33,589,444	297,587
HSBC Bank USA	3/17/2021	CAD	B	8,879,000	6,936,015	6,976,817	40,802
HSBC Bank USA	3/17/2021	COP	S	22,072,575,000	6,384,523	6,451,247	(66,724)
HSBC Bank USA	3/17/2021	SGD	B	9,055,000	6,767,816	6,852,035	84,219
Morgan Stanley Capital Services, Inc.	3/17/2021	GBP	B	10,642,000	14,362,337	14,559,475	197,138
Standard Chartered Bank	3/17/2021	EUR	B	49,333,000	60,157,647	60,365,644	207,997
UBS AG	3/17/2021	AUD	B	8,540,000	6,429,339	6,587,841	158,502

Total							$542,519

At December 31, 2020, the Fund had the following open forward cross currency contracts:

Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
BNP Paribas S.A.	3/17/2021	EUR	2,729,380	SEK	28,011,000	$3,407,166	$67,398
Credit Suisse International	3/17/2021	IDR	21,947,060,000	JPY	160,314,536	1,553,890	2,164
Credit Suisse International	3/17/2021	PLN	13,192,000	EUR	2,946,649	3,605,626	73,145
HSBC Bank USA	3/17/2021	NOK	58,567,000	EUR	5,491,648	6,719,779	(109,096)
UBS AG	3/17/2021	ZAR	80,905,000	EUR	4,410,268	5,396,564	(59,063)

Total							$(25,452)

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At December 31, 2020, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	3/31/2021	120	$15,130,518	$15,139,688	$9,170
10 Year Japan Government Bond	3/15/2021	17	25,033,720	25,012,251	(21,469)
Euro-Buxl® 30 Year Bond	3/08/2021	39	10,644,767	10,731,414	86,647
German Euro BOBL	3/08/2021	157	25,900,808	25,927,397	26,589
German Euro Bund	3/08/2021	13	2,819,297	2,821,181	1,884
UK Long Gilt	3/29/2021	101	18,516,203	18,720,457	204,254

Total					$307,075

At December 31, 2020, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	3/22/2021	165	$22,771,407	$22,782,891	$(11,484)
30 Year U.S. Treasury Bond	3/22/2021	142	24,780,940	24,592,625	188,315
Ultra 10 Year U.S. Treasury Note	3/22/2021	297	46,370,809	46,438,734	(67,925)
Ultra Long U.S. Treasury Bond	3/22/2021	13	2,774,710	2,776,312	(1,602)

Total					$107,304

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$742,630,789	$—	$742,630,789
Short-Term Investments	—	40,135,311	—	40,135,311
Purchased Options*	—	49,386	—	49,386

Total Investments	—	782,815,486	—	782,815,486

Forward Foreign Currency Contracts (unrealized appreciation)	—	1,140,286	—	1,140,286
Futures Contracts (unrealized appreciation)	516,859	—	—	516,859

Total	$516,859	$783,955,772	$—	$784,472,631

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$—	$(77,619)	$—	$(77,619)
Forward Foreign Currency Contracts (unrealized depreciation)	—	(623,219)	—	(623,219)
Futures Contracts (unrealized depreciation)	(102,480)	—	—	(102,480)

Total	$(102,480)	$(700,838)	$—	$(803,318)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts, futures contracts and option contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts and option contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. The Fund may also use forward foreign currency contracts and option contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended December 31, 2020, the Fund engaged in forward foreign currency contracts and option contracts for hedging purposes and to gain exposure to foreign currencies.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the period ended December 31, 2020, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of December 31, 2020:

Assets	Investments at value[1]	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$49,386	$1,140,286	$—
Exchange-traded asset derivatives
Interest rate contracts	—	—	516,859

Total asset derivatives	$49,386	$1,140,286	$516,859

Liabilities	Options written at value	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(77,619)	$(623,219)	$—
Exchange-traded liability derivatives
Interest rate contracts	—	—	(102,480)

Total liability derivatives	$(77,619)	$(623,219)	$(102,480)

[1]	Represents purchased options, at value.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts and option contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of December 31, 2020, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
Bank of America, N.A.	$(291,930)	$300,000
Citibank N.A.	(96,406)	100,000
HSBC Bank USA	(83,050)	—

Timing differences may exist between when contracts under the ISDA agreement are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of December 31, 2020:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$8,210,766	$7,181,131

Net loss amount reflects cash received as collateral of $463,599.

Industry Summary at December 31, 2020 (Unaudited)

Treasuries	42.2%
Banking	7.3
Mortgage Related	5.8
ABS Home Equity	4.0
Food & Beverage	3.8
Wireless	3.0
Technology	2.8
Other Investments, less than 2% each	26.4
Short-Term Investments	5.1

Total Investments	100.4
Other assets less liabilities (including open written options, forward foreign currency and futures contracts)	(0.4)

Net Assets	100.0%

Currency Exposure Summary at December 31, 2020 (Unaudited)

United States Dollar	52.7%
Euro	13.3
Japanese Yen	9.1
Yuan Renminbi	6.6
British Pound	2.4
Other, less than 2% each	16.3

Total Investments	100.4
Other assets less liabilities (including open written options, forward foreign currency and futures contracts)	(0.4)

Net Assets	100.0%